Schedule II - Condensed Financial Information of Registrant - Statements of (Loss) Income (Details) - USD ($) $ in Millions	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues
Net investment income	$ 21.8		$ 12.1							$ 51.8	$ 44.2	$ 56.8	$ 56.2	$ 39.9
Net realized investment gains (losses)	3.9		(24.4)							8.0	(26.9)	(27.2)	288.3	138.5
Net unrealized investment (losses) gains	(11.7)		(2.7)							29.0	(25.2)	(10.5)	(238.2)	102.5
Net foreign exchange (losses) gains	(0.4)		15.7							21.7	17.0	9.2	(11.0)	(18.2)
Gain on revaluation of contingent consideration												48.8
Other revenue	17.0		9.5							96.0	11.8	21.7	9.1	(2.4)
Total revenues	351.7	$ 362.6	293.0	$ 252.6	$ 225.9	$ 243.6	$ 251.4	$ 293.1	$ 206.4	1,121.0	771.5	1,134.1	994.5	1,107.3
Expenses
Other underwriting expenses	35.7		28.7							117.1	86.6	106.1	107.3	107.9
General and administrative expenses	19.5		19.8							58.0	60.6	91.9	85.1	27.1
Total expenses	386.3	305.8	478.1	240.2	219.9	240.8	219.5	292.8	203.5	951.8	938.2	1,244.0	956.6	774.1
Income (Loss) before equity earnings of unconsolidated affiliates, net of tax												(136.3)	45.2	286.1
Equity in earnings of unconsolidated affiliates, net of tax													6.6	23.8
(Loss) income before accrued dividends on Series A redeemable preference shares	(28.0)		(176.5)							112.9	(168.6)	(150.0)	32.5	291.2
Accrued dividends on Series A redeemable preference shares			2.5							2.6	3.5	6.1
Net (loss) income attributable to Sirius Group's common shareholder	$ (28.0)	$ 16.0	$ (179.0)	$ (0.8)	$ 7.7	$ 6.9	$ 27.8	$ (12.0)	$ 9.8	$ 110.3	$ (172.1)	(156.1)	32.5	291.2
Registrant
Revenues
Net investment income												0.3	(0.2)	0.1
Net realized investment gains (losses)												0.2	0.3
Net unrealized investment (losses) gains												12.8	(0.1)	(0.1)
Net foreign exchange (losses) gains												(0.2)
Gain on revaluation of contingent consideration												13.6
Other revenue												0.9
Total revenues												27.6
Expenses
Other underwriting expenses												(0.2)
General and administrative expenses												13.0	36.6	15.8
Total expenses												12.8	36.6	15.8
Income (Loss) before equity earnings of unconsolidated affiliates, net of tax												14.8	(36.6)	(15.8)
Equity in earnings of unconsolidated affiliates, net of tax												(164.8)	69.1	307.0
(Loss) income before accrued dividends on Series A redeemable preference shares												(150.0)	32.5	291.2
Accrued dividends on Series A redeemable preference shares												(6.1)
Net (loss) income attributable to Sirius Group's common shareholder												$ (156.1)	$ 32.5	$ 291.2